UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, DC 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED

 MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number: 811-21418

Ancora Trust

(Exact Name of Registrant as Specified in Charter)

One Chagrin Highlands

2000 Auburn Drive, Suite 420

Cleveland, Ohio 44122

(Address of Principal Executive Offices)

Richard A. Barone

c/o Ancora Trust

One Chagrin Highlands

2000 Auburn Drive, Suite 420

Cleveland, Ohio 44122

 (Name and Address of Agent for Service)

Copy to:

Michael J. Meaney, Esq.

McDonald Hopkins Co., LPA

2100 Bank One Center

600 Superior Ave., E.

Cleveland, Ohio 44114

Registrant’s Telephone Number, including Area Code: (216) 825-4000

Date of fiscal year end: December 31

Date of reporting period: September 30, 2004

Form N-Q is to be used by management investment companies, other than small business investment companies registered on Form N-5 (ss.ss. 239.24 and 274.5 of this chapter), to file reports with the Commission, not later than 60 days after the close of the first and third fiscal quarters, pursuant to rule 30b1-5 under the Investment Company Act of 1940 (17 CFR 270.30b1-5).  The Commission may use the information provided on Form N-Q in its regulatory, disclosure review, inspection, and policymaking roles.

A registrant is required to disclose the information specified by Form N-Q, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-Q unless the Form displays a currently valid Office of Management and Budget ("OMB") control number.  Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to the Secretary, Securities and Exchange Commission, and 450 Fifth Street, NW, Washington, DC 20549-0609.  The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. ss. 3507.

ITEM 1. SCHEDULE OF INVESTMENTS.

Ancora Trust
Ancora Income Fund
Schedule of Investments
September 30, 2004 (Unaudited)

	Shares	Value
Convertible Preferred Stocks - 6.3%
Ford Motor Company - 6.500%	5,000	$ 264,375
McKesson Financing - 5.000%	3,000	146,625
Travelers PPTY Casualty - 4.500%	8,000	185,440
TOTAL CONVERTIBLE PREFERRED STOCKS (Cost $607,158)		596,440

Corporate Bond Trust Certificates - 36.0%
Abbey National Plc. - 7.375% (a)	4,000	106,560
BAC Capital Trust III - 7.000%	10,000	264,700
BCH Capital Ltd. - 9.430%	2,100	55,650
Citigroup Capital - 7.125%	12,000	316,440
CorTS Trust Disney - 6.875%	12,000	313,080
CorTS Trust IBM - 7.000%	10,000	265,500
CorTS Trust Verizon - 7.375%	10,000	267,900
General Motors Acceptance Corporation - 7.350%	11,000	283,140
Grand Metro Delaware LP - 9.420%	1,500	38,400
Household Capital Trust V - 10.000%	7,500	197,625
JP Morgan Chase Capital XI - 5.875%	10,000	238,200
Lehman Brother Holding Capital Trust IV - 6.375%	7,500	188,250
MBNA Capital D - 8.125%	10,000	267,000
Morgan Stanley Capital Trust - 6.25%	4,200	103,656
NB Capital Corporation - 8.350%	3,900	108,069
Price Legacy Corp I - 6.82%	5,800	95,700
Southern Company Capital Trust VI - 7.125%	6,000	158,100
Strats Trust Dominion Resources Inc. - 5.900%	4,900	117,600
TOTAL CORPORATE BOND TRUST CERTIFICATES (Cost $3,337,785)		3,385,570

Investment Companies - 40.4%

Closed-End Bond Funds - 37.6%
1838 Bond-Debenture Trading Fund	22,000	406,780
Allmerica Securities Trust	15,500	145,080
American Income Fund	11,100	94,017
Blackrock Income Opportunity Trust	23,000	259,210
Gabelli Convertible & Income Securities Fund	8,900	222,500
Global Income Fund	40,000	174,800
Hatteras Income Securities, Inc.	5,000	65,800
MFS Intermediate Income Trust	54,000	355,320
Pacific American Income Shares, Inc.	28,500	430,920
Pioneer Interest Shares Inc.	37,500	431,250
Putnam Master Income Trust	42,000	269,640
Putnam Premier Income Trust	65,000	425,750
Van Kampen Bond Fund	10,000	177,500
Van Kampen Income Trust	12,500	72,625
		3,531,192

Ancora Trust
Ancora Income Fund
Schedule of Investments - continued
September 30, 2004 (Unaudited)

	Shares	Value
Investment Companies - 40.4% continued

Closed-End Bond Fund, Senior Securities - 2.8%
Royce Value Trust Inc. - 5.90%	10,700	260,759
		260,759

TOTAL INVESTMENT COMPANIES (Cost $3,782,510)		3,791,951

REIT Preferred Shares - 11.2%
Developers Diversified Realty Corporation - 8.600%	8,500	227,800
Glenborough Realty - 7.75%	7,000	179,375
Kimco Realty - 6.650%	10,000	260,000
Prologis Trust - 6.750%	8,200	204,098
Public Storage - 7.500%	7,000	185,500
TOTAL REIT PREFERRED SHARES (Cost $1,041,986)		1,056,773

Money Market Securities - 5.8%
First American Government Obligations Fund -
Class A, 0.94%, (Cost $544,728.92) (b)		$ 544,729

TOTAL INVESTMENTS (Cost $9,314,168) - 99.7%		$ 9,375,463

Other assets less liabilities - 0.3%		24,000

TOTAL NET ASSETS - 100.00%		$ 9,399,463

(a) American Depositary Receipt
(b) Variable rate security; the coupon rate shown represents the rate at June 30, 2004.

Ancora Trust
Ancora Equity Fund
Schedule of Investments
September 30, 2004 (Unaudited)

	Shares	Value
Common Stocks - 83.8%

Aerospace - 1.3%
Boeing Co.	2,000	$ 103,240

Commercial Banks - 6.6%
U.S. Bancorp	10,000	289,000
Wachovia Corp.	5,000	234,750
		523,750

Communication - 5.6%
Alltel Corp.	3,000	164,730
Comcast Corp. (a)	10,000	279,200
		443,930

Computer Equipment - 9.5%
Hewlett-Packard Company	10,000	187,500
Intel Corporation	5,000	100,300
International Business Machines Corp.	3,000	257,220
Texas Instruments, Inc.	10,000	212,800
		757,820

Consumer Products and Services - 6.0%
Avery Dennison Corp.	3,000	197,340
Boise Cascade Corp.	8,500	282,880
		480,220

Energy - 5.2%
Anadarko Petroleum, Inc.	2,500	165,900
Apache Corp.	5,000	250,550
		416,450

Entertainment/Media - 10.2%
Gannett Co., Inc.	1,000	83,760
Harrah's Entertainment, Inc.	5,000	264,900
Liberty Media Corp. - Class A (a)	25,000	218,000
Time Warner, Inc. (a)	15,000	242,100
		808,760

Finance Services - 15.8%
American Express Co.	5,000	257,300
Bear Stearns Co.	2,000	192,340
MBNA Corp.	10,000	252,000
Merrill Lynch & Co., Inc.	5,000	248,600
Northern Trust Corp. (a)	3,000	122,400
Principal Financial Group, Inc.	5,000	179,850
		1,252,490

Ancora Trust
Ancora Equity Fund
Schedule of Investments - continued
September 30, 2004 (Unaudited)

Common Stocks - 83.8% - continued	Shares	Value

Healthcare - 15.1%
Abbott Laboratories, Inc.	6,000	$ 254,160
Bio-Rad Laboratories, Inc. (a)	4,000	$ 204,400
Laboratory Corp. of America Holdings (a)	5,000	218,600
Pfizer, Inc.	10,000	306,000
Steris Corp. (a)	10,000	219,400
		1,202,560

Machinery and Equipment - 5.1%
General Electric Co.	7,000	235,060
Pall Corp.	7,000	171,360
		406,420
Software and Services - 3.4%
VERITAS Software Corp. (a)	15,000	267,000

TOTAL COMMON STOCKS (Cost $6,506,600)		6,662,640

Money Market Securities - 18.7%
First American Government Obligations Fund -	1,488,469	1,488,469
Class A, 0.40%, (Cost $2,900,418) (b)

TOTAL INVESTMENTS (Cost $7,995,069) - 102.5%		$ 8,151,109

Liabilities in excess of other assets - (2.5)%		(202,548)
\
TOTAL NET ASSETS - 100.00%		$ 7,948,561

(a) Non-income producing.
(b) Variable rate security; the coupon rate shown represents the rate at June 30, 2004.

Ancora Trust
Ancora Special Opportunity Fund
Schedule of Investments
September 30, 2004 (Unaudited)

	Shares	Value
Common Stocks - 82.4%

Banking - 3.8%
Sky Financial Group, Inc.	5,000	125,000
Sovereign Bancorp, Inc.	5,000	109,100
		234,100

Communications - 3.2%
Shaw Communications Inc.	10,000	200,160
		200,160

Information Technology Equipment and Components - 12.5%
Advanced Micro Devices, Inc. (a)	7,000	91,000
Agere Systems Inc. (a)	100,000	105,000
Drexler Technology Corp. (a)	6,000	54,960
Echelon Corp. (a)	15,586	122,818
GTSI Corp. (a)	12,000	105,480
LSI Logic Corp. (a)	40,000	172,400
Sun Microsystems, Inc. (a)	30,000	121,200
		772,858

Consumer Products and Services - 6.5%
BUCA, Inc. (a)	25,000	106,000
Cobra Electronics Corporation (a)	7,500	54,075
Lifetime Hoan Corp.	3,000	44,550
Mayor's Jewelers, Inc. (a)	74,400	53,568
The Stephan Company	42,000	147,000
		405,193
Energy - 2.5%
Whiting Petroleum Corp. (a)	5,000	152,000

Entertainment - 7.0%
Caesars Entertainment, Inc. (a)	5,000	83,500
Gray Television, Inc. - Class A	12000	133,680
Liberty Media Corp. - Class A (a)	25000	218,000
		435,180

Financial Services - 11.9%
BKF Capital Group, Inc.	5,000	219,750
Century Business Services, Inc. (a)	45,000	202,050
First Albany Companies Inc.	45,000	201,080
Mercer Insurance Group, Inc. (a)	10,000	116,000
		738,880

Ancora Trust
Ancora Special Opportunity Fund
Schedule of Investments - continued
September 30, 2004 (Unaudited)

	Shares	Value
Common Stocks - 82.4% - continued

Healthcare - 13.2%
AP Pharma, Inc. (a)	60,000	81,120
Cadus Corporation (a)	100,000	161,500
D&K Healthcare Resources, Inc.	10,000	98,500
HEALTHSOUTH Corporation (a)	30,000	153,000
Isotechnika Inc. (a)	20,000	27,400
STERIS Corp. (a)	7,000	153,580
West Pharmaceutical	7,000	145,950
		821,050

Machinery and Equipment - 15.5%
3 Com Corporation (a)	25,000	105,500
ADC Telecommunications, Inc. (a)	75,000	135,750
Cronos Group	16,700	151,970
Gardner Denver Inc. (a)	5,000	137,850
JDS Uniphase (a)	10,000	33,700
OmniVision Technologies, Inc. (a)	10,000	141,500
OSI Systems Inc. (a)	5,000	80,500
Symmetricon, Inc. (a)	14,000	132,440
Visteon Corp.	5,000	39,950
		959,160

Real Estate - 3.4%
Boykin Lodging Co. (a)	25,000	210,250
		210,250

Software and Services - 2.9%
VERITAS Software Corp. (a)	10,000	178,000
		178,000

TOTAL COMMON STOCKS (Cost $5,232,808)		5,106,831

Investment Companies - 4.7%
New Germany Fund, Inc.	10,000	75,400
Zweig Total Return Fund, Inc	40,375	213,584
		288,984

Money Market Securities - 15.2%
First American Government Obligations Fund -	942,212	942,212
Class A, 0.40%, (Cost $2,143,191) (b)

TOTAL INVESTMENTS (Cost $6,448,218) - 102.3%		6,338,026

Liabilities in excess of other assets - (2.3)%		(139,588)

TOTAL NET ASSETS - 100.00%		6,198,438

Ancora Trust
Ancora Bancshares
Schedule of Investments
September 30, 2004 (Unaudited)

Common Stocks - 45.7%	Shares	Value

National Commercial Banks - 6.5%
PennRock Financial Services Corp.	3,000	83,280
Sky Financial Group, Inc.	4,000	100,000
		183,280

Savings Institutions, Federally Chartered - 3.5%
FirstFed Financial Corp. (a)	2,000	97,760

Savings Institutions, Not Federally Chartered - 12.0%
First Niagara Financial Group, Inc.	10,000	133,800
Itla Capital Corporation (a)	2,200	101,640
New York Community Bancorp, Inc.	5,000	102,700
		338,140

State Commercial Banks - 19.8%
Ameriserv Financial Inc (a)	4,100	20,500
Central Pacific Financial Corp.	3,300	90,816
Columbia Bancorp	6,000	100,320
Commerce Bancshares, Inc.	1,500	72,135
First Community Bancshares, Inc.	3,000	98,550
Irwin Financial Corporation	3,000	77,460
Mercantile Bankshares Corporation	2,000	95,920
		555,701
Financial Services - 3.9%
First Albany Companies Inc.	10,000	91,400
Mercer Insurance Group Inc. (a)	1,530	17,748
		109,148

TOTAL COMMON STOCKS (Cost $1,207,057)		1,284,029

TOTAL INVESTMENTS (Cost $1,207,057) - 45.7%		$ 1,284,029

Cash and other assets less liabilities - 54.3%		1,527,907

TOTAL NET ASSETS - 100.00%		$ 2,811,936

(a) Non-income producing.

ITEM 2. CONTROLS AND PROCEDURES.

(a)

EVALUATION OF DISCLOSURE CONTROLS AND PROCEDURES. The Registrant maintains disclosure controls and procedures that are designed to ensure that information required to be disclosed in the Registrant's filings under the Securities Exchange Act of 1934 and the Investment Company Act of 1940 is recorded, processed, summarized and reported within the periods specified in the rules and forms of the Securities and Exchange Commission. Such information is accumulated and communicated to the Registrant's management, including its principal executive officer and principal financial officer, as appropriate, to allow timely decisions regarding required disclosure. The Registrant's management, including the principal executive officer and the principal financial officer, recognizes that any set of controls and procedures, no matter how well designed and operated, can provide only reasonable assurance of achieving the desired control objectives.

Within 90 days prior to the filing date of this Quarterly Schedule of Portfolio Holdings on Form N-Q, the Registrant had carried out an evaluation, under the supervision and with the participation of the Registrant's management, including the Registrant's principal executive officer and the Registrant's principal financial officer, of the effectiveness of the design and operation of the Registrant's disclosure controls and procedures. Based on such evaluation, the Registrant's principal executive officer and principal financial officer concluded that the Registrant's disclosure controls and procedures are effective.

(b)

CHANGES IN INTERNAL CONTROLS. There have been no significant changes in the Registrant's internal controls or in other factors that could significantly affect the internal controls subsequent to the date of their evaluation in connection with the preparation of this Quarterly Schedule of Portfolio Holdings on Form N-Q.

ITEM 3. EXHIBITS.

Certifications pursuant to Rule 30a-2(a) under the 1940 Act and Section 302 of the Sarbanes-Oxley Act of 2002 are attached hereto.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Ancora Trust

By /s/Richard A. Barone

     Richard A. Barone

     Chairman and Treasurer

Date: November 24, 2004